UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -------------

Check here if Amendment [X ]; Amendment Number:  2
                                                 --
This Amendment (Check only one.):   [ X] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Behrman Brothers Management Corp.
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Address:  126 East 56th Street
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          New York, New York  10022
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Form 13F File Number:        28-10657
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Grant G. Behrman
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Title:   President
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Phone:   212-339-6500
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Signature, Place, and Date of Signing:

/s/ Grant G. Behrman              New York, NY                        7/14/04
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     [Signature]                  [City, State]                       [Date]


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                                         FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:       0
                                         -----------------------

Form 13F Information Table Entry Total:  2
                                         -----------------------

Form 13F Information Table Value Total:  $145,121
                                         -----------------------
                                              (thousands)

List of Other Included Managers:  None




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


                                                      FORM 13F INFORMATION TABLE

COLUMN 1          COLUMN 2        COLUMN 3         COLUMN 4        COLUMN 5            COLUMN 6       COLUMN 7       COLUMN 8
--------          --------        --------         --------        --------            --------       --------       --------
                                                     VALUE      SHRS OR   SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS  CUSIP           (x$1000)      PRN AMT   PRN  CALL    DISCRETION     MANAGERS   SOLE  SHARED  NONE
--------------    --------------  -----            -------      -------   ---  ----    ----------     --------   ----  ------  ----
MANAGEMENT
NETWORK GROUP
INC                  COM          561693 10 2      $31,044     12,467,282                 SOLE                     X
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SANMINA SCI CORP     COM          800907 10 7     $114,078     12,536,002                 SOLE                     X
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[Repeat as necessary]

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